Stock-Based Compensation (Details) - USD ($)													3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jul. 11, 2025	May 30, 2025	May 29, 2025	Mar. 04, 2025	Feb. 05, 2025	Jan. 01, 2025	Nov. 11, 2024	Oct. 01, 2024	Sep. 30, 2024	Apr. 30, 2024	Mar. 25, 2024	Oct. 31, 2016	Sep. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Initial reserve											2,586
Additional shares	12,500,000
Percentage of reserved shares of common stock						5.00%
Common stock immediately preceding						510												9,485
Granted option shares																70,904
Exercisable price per share (in Dollars per share)													$ 39.9			$ 39.9	$ 200	$ 200
Fair value per share (in Dollars per share)								$ 200							$ 2,040	$ 11.86	$ 61.54
Deferred compensation (in Dollars)		$ 351,862		$ 488,720
Exercisable grant date per share													24,489			24,489	2,474	2,474
Stock based compensation expense (in Dollars)													$ 348,116		$ 1,899,771	$ 836,390	$ 924,668		$ 96,896
General and administrative expenses (in Dollars)													82,225		$ 984,365	627,042			5,232
Research and development (in Dollars)													265,891
Research and development (in Dollars)																209,348	547,910		91,664
Unamortized stock-based compensation (in Dollars)													$ 1,031,000			$ 1,031,000	1,009,000	$ 1,009,000
Weighted average period																1 year 3 months 18 days		2 years 7 days
Fair value granted percentage (in Dollars per share)												$ 0.064452
Employees options to purchase								2,389						2,520
Employees purchase per share (in Dollars per share)								$ 200						$ 9,620
Cancelled stock options								12,024	1,728
Outstanding exercise price								793
Number of stock option granted (in Dollars)								$ 76,027
Expensed immediately (in Dollars)								28,636
Outstanding stock options (in Dollars)								$ 47,391
Intrinsic value options exercised (in Dollars)																			$ 9,458
ESPP common stock											2,550
Addition additional shares							10,423			1,000
Diluted shares																		5.00%
Aggregated option awards																		3,247
Stock option future issuance																		10,762
Expected dividend yield
Board of Directors Chairman [Member]
Stock-Based Compensation [Line Items]
Granted option shares		50,591		20,313
Exercisable price per share (in Dollars per share)				$ 28.6
Fair value per share (in Dollars per share)		$ 351,862		$ 488,720
Exercisable grant date per share		8.91
Common Stock [Member]
Stock-Based Compensation [Line Items]
Initial reserve											255
Additional shares					15,000
Issuance shares												244,420
Employees purchase per share (in Dollars per share)														$ 704
Expected dividend yield																		0.00%
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
General and administrative expenses (in Dollars)															$ 915,406		$ 376,758
2024 Plan [Member]
Stock-Based Compensation [Line Items]
Initial reserve											2,586
Percentage of reserved shares of common stock						5.00%
2024 Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Additional shares			100,000			9,485	10,423			1,000
Common Stock [Member]
Stock-Based Compensation [Line Items]
Diluted shares																		5.00%
Employee Stock [Member]
Stock-Based Compensation [Line Items]
Common stock immediately preceding																		510
Diluted shares																		1.00%